RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)		1 Months Ended			0 Months Ended
	Oct. 29, 2013	Jun. 19, 2012 Senior Convertible Note One [Member]	Sep. 28, 2012 Senior Convertible Note Two [Member]	Jul. 09, 2012 Notes Payable to Shareholder [Member]	Jul. 09, 2013 Senior Convertible Note Three [Member]	Jun. 19, 2012 Chief Executive Officer [Member] Senior Convertible Note One [Member]	Jun. 19, 2012 Shareholder [Member] Senior Convertible Note One [Member]	Jun. 19, 2012 Chief Financial Officer [Member] Senior Convertible Note One [Member]	Jul. 09, 2013 Ralph Frija [Member] Senior Convertible Note Three [Member]	Jul. 09, 2013 Philip Holman [Member] Senior Convertible Note Three [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 300,000	$ 50,000	$ 500,000	$ 3,500,000	$ 100,000	$ 100,000	$ 100,000	$ 2,000,000	$ 1,000,000
Number of shares called by warrants	192,970	9,303	1,374		3,373	3,101	3,101	3,101
Percentage of principal, value			$ 3,000			$ 3,000	$ 3,000	$ 3,000
Calculation percent			3.00%			3.00%	3.00%	3.00%
Weighted average closing price per share			$ 1.092			$ 0.9675	$ 0.9675	$ 0.9675
Conversion price		$ 1.065	$ 1.20	$ 2.577	$ 5.71
Weighted average closing price per share, percentage		110.00%	110.00%	110.00%	110.00%
Weighted average closing price per share, measurement period		30 days	30 days	30 days	30 days	30 days	30 days	30 days
Expiration date of warrants		Jun. 18, 2017	Sep. 27, 2017		Jul. 08, 2018